UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-21949

DWS High Income Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2013 (Unaudited)

DWS High Income Opportunities Fund, Inc.
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 115.7%
Consumer Discretionary 23.1%
AMC Networks, Inc., 7.75%, 7/15/2021		165,000	180,263
AmeriGas Finance LLC:
6.75%, 5/20/2020		200,000	207,000
7.0%, 5/20/2022		200,000	204,500
APX Group, Inc., 144A, 6.375%, 12/1/2019		375,000	356,250
Asbury Automotive Group, Inc., 144A, 8.375%, 11/15/2020		95,000	105,213
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		560,000	583,800
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		595,000	600,950
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023		365,000	352,225
8.25%, 1/15/2019		700,000	761,250
BC Mountain LLC, 144A, 7.0%, 2/1/2021		360,000	367,200
Block Communications, Inc., 144A, 7.25%, 2/1/2020		715,000	750,750
Boyd Gaming Corp., 9.0%, 7/1/2020		275,000	278,781
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		695,000	655,037
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		460,000	438,150
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		400,000	404,000
CCO Holdings LLC:
6.625%, 1/31/2022		840,000	875,700
7.0%, 1/15/2019		235,000	249,100
7.25%, 10/30/2017		1,110,000	1,177,987
7.375%, 6/1/2020		100,000	108,750
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		210,000	210,525
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		470,000	441,800
144A, 6.375%, 9/15/2020		2,070,000	2,106,225
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		130,000	125,450
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		495,000	516,037
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		445,000	456,125
Series B, 144A, 6.5%, 11/15/2022		665,000	684,950
Series A, 7.625%, 3/15/2020		105,000	108,150
Series B, 7.625%, 3/15/2020		1,065,000	1,102,275
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		40,000	38,900
Crown Media Holdings, Inc., 10.5%, 7/15/2019		275,000	305,250
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		350,000	342,125
Delphi Corp., 5.0%, 2/15/2023		490,000	503,475
DISH DBS Corp.:
6.75%, 6/1/2021		145,000	154,063
7.125%, 2/1/2016		2,500,000	2,706,250
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		780,000	831,811
5.875%, 8/2/2021		560,000	610,540
6.625%, 8/15/2017		1,000,000	1,131,793
General Motors Financial Co., Inc., 144A, 3.25%, 5/15/2018		190,000	184,775
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		370,000	357,050
Harron Communications LP, 144A, 9.125%, 4/1/2020		755,000	815,400
Hertz Corp.:
144A, 4.25%, 4/1/2018		575,000	560,625
6.75%, 4/15/2019		450,000	475,875
7.5%, 10/15/2018		6,000,000	6,435,000
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	288,563
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		680,000	698,700
Libbey Glass, Inc., 6.875%, 5/15/2020		216,000	225,990
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		505,000	540,981
LKQ Corp., 144A, 4.75%, 5/15/2023		570,000	544,350
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		275,000	274,313
Mediacom Broadband LLC, 6.375%, 4/1/2023		800,000	796,000
Mediacom LLC, 7.25%, 2/15/2022		200,000	210,500
MGM Resorts International:
6.625%, 12/15/2021		1,100,000	1,134,375
6.75%, 10/1/2020		160,000	165,600
7.5%, 6/1/2016		550,000	599,500
7.625%, 1/15/2017		385,000	420,612
8.625%, 2/1/2019		1,585,000	1,791,050
10.0%, 11/1/2016		445,000	521,762
National CineMedia LLC:
6.0%, 4/15/2022		400,000	410,500
7.875%, 7/15/2021		465,000	504,525
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		390,000	401,700
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		670,000	721,925
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		105,000	107,100
Quebecor Media, Inc., 5.75%, 1/15/2023		375,000	365,625
Regal Entertainment Group, 9.125%, 8/15/2018		204,000	224,400
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		285,000	270,038
Schaeffler Finance BV:
144A, 4.75%, 5/15/2021		500,000	475,000
144A, 7.75%, 2/15/2017		755,000	834,275
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	227,950
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		210,000	213,675
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		565,000	553,700
Starz LLC, 5.0%, 9/15/2019		295,000	292,788
Stoneridge, Inc., 144A, 9.5%, 10/15/2017		5,100,000	5,457,000
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		455,000	432,250
UCI International, Inc., 8.625%, 2/15/2019		235,000	239,700
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,630,000	1,540,350
144A, 7.5%, 3/15/2019		825,000	868,312
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	1,595,000	2,283,744
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		110,000	115,500
144A, 8.5%, 5/15/2021		135,000	143,438
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	580,000	803,651
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		375,000	410,625
Visant Corp., 10.0%, 10/1/2017		1,220,000	1,125,450
Visteon Corp., 6.75%, 4/15/2019		328,000	345,220
XM Satellite Radio, Inc., 144A, 7.625%, 11/1/2018		3,000,000	3,270,000
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		320,000	338,000

			61,050,112
Consumer Staples 4.7%
Alliance One International, Inc., 10.0%, 7/15/2016		500,000	511,250
B&G Foods, Inc., 4.625%, 6/1/2021		470,000	448,850
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		345,000	347,256
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		335,000	350,913
Constellation Brands, Inc.:
3.75%, 5/1/2021		470,000	440,037
6.0%, 5/1/2022		180,000	193,050
Del Monte Corp., 7.625%, 2/15/2019		810,000	832,275
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		215,000	231,663
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		295,000	309,013
NBTY, Inc., 9.0%, 10/1/2018		1,540,000	1,674,750
Pilgrim's Pride Corp., 7.875%, 12/15/2018		265,000	282,225
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		745,000	750,587
8.5%, 5/15/2018		3,715,000	3,826,450
9.875%, 8/15/2019		115,000	123,050
Smithfield Foods, Inc., 6.625%, 8/15/2022		755,000	811,625
Sun Products Corp., 144A, 7.75%, 3/15/2021		635,000	630,237
Tops Holding Corp., 144A, 8.875%, 12/15/2017		180,000	194,850
U.S. Foods, Inc., 8.5%, 6/30/2019		385,000	402,325

			12,360,406
Energy 13.5%
Access Midstream Partners LP:
4.875%, 5/15/2023		455,000	422,013
6.125%, 7/15/2022		615,000	622,688
Antero Resources Finance Corp.:
7.25%, 8/1/2019		540,000	562,950
9.375%, 12/1/2017		225,000	238,500
Arch Coal, Inc., 7.0%, 6/15/2019		220,000	183,150
Berry Petroleum Co.:
6.375%, 9/15/2022		360,000	358,650
6.75%, 11/1/2020		360,000	372,600
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		370,000	377,400
Chaparral Energy, Inc.:
7.625%, 11/15/2022		450,000	459,000
9.875%, 10/1/2020		1,750,000	1,942,500
Chesapeake Energy Corp., 3.25%, 3/15/2016		905,000	900,475
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		400,000	396,000
Continental Resources, Inc.:
144A, 4.5%, 4/15/2023		110,000	106,975
5.0%, 9/15/2022		330,000	335,775
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		610,000	628,300
Crosstex Energy LP, 7.125%, 6/1/2022		195,000	196,950
Denbury Resources, Inc., 4.625%, 7/15/2023		890,000	821,025
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		780,000	826,800
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		140,000	142,450
EP Energy LLC:
6.875%, 5/1/2019		635,000	679,450
7.75%, 9/1/2022		165,000	176,550
9.375%, 5/1/2020		145,000	163,850
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		823,887	840,365
EV Energy Partners LP, 8.0%, 4/15/2019		1,595,000	1,610,950
Frontier Oil Corp., 6.875%, 11/15/2018		630,000	675,675
Halcon Resources Corp.:
8.875%, 5/15/2021		990,000	960,300
9.75%, 7/15/2020		295,000	294,263
Holly Energy Partners LP, 6.5%, 3/1/2020		205,000	206,538
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		445,000	433,875
Linn Energy LLC:
144A, 6.25%, 11/1/2019		815,000	776,287
6.5%, 5/15/2019		2,325,000	2,272,687
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		1,510,000	1,464,700
144A, 6.5%, 3/15/2021		435,000	431,194
Memorial Production Partners LP, 144A, 7.625%, 5/1/2021		635,000	625,475
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		930,000	874,200
144A, 10.75%, 10/1/2020		210,000	211,050
Murray Energy Corp., 144A, 8.625%, 6/15/2021		95,000	95,000
Newfield Exploration Co., 5.75%, 1/30/2022		390,000	386,100
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,105,000	1,116,050
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		300,000	307,500
6.875%, 1/15/2023		225,000	231,750
7.25%, 2/1/2019		715,000	745,387
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		730,000	717,225
7.5%, 11/1/2019		530,000	552,525
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		470,000	439,450
Plains Exploration & Production Co., 6.75%, 2/1/2022		365,000	386,818
Range Resources Corp., 5.0%, 3/15/2023		180,000	175,950
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		190,000	171,950
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		1,240,000	1,202,800
144A, 5.625%, 4/15/2023		280,000	264,600
Sabine Pass LNG LP, 7.5%, 11/30/2016		565,000	608,081
SandRidge Energy, Inc., 7.5%, 3/15/2021		915,000	873,825
SESI LLC:
6.375%, 5/1/2019		440,000	454,300
7.125%, 12/15/2021		1,280,000	1,382,400
Swift Energy Co., 7.875%, 3/1/2022		480,000	477,600
Talos Production LLC, 144A, 9.75%, 2/15/2018		695,000	660,250
Tesoro Corp.:
4.25%, 10/1/2017		400,000	410,000
5.375%, 10/1/2022		280,000	283,500
Venoco, Inc., 8.875%, 2/15/2019		560,000	546,000
WPX Energy, Inc., 5.25%, 1/15/2017		450,000	461,250

			35,541,921
Financials 9.8%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		1,300,000	1,365,000
Ally Financial, Inc.:
5.5%, 2/15/2017		700,000	731,367
6.25%, 12/1/2017		7,000,000	7,488,390
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,355,000	1,351,612
CIT Group, Inc., 5.25%, 3/15/2018		1,045,000	1,073,737
CNH Capital LLC, 144A, 3.625%, 4/15/2018		735,000	700,088
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		750,000	791,250
E*TRADE Financial Corp.:
6.0%, 11/15/2017		2,485,100	2,509,951
6.375%, 11/15/2019		1,284,000	1,303,260
6.75%, 6/1/2016		680,000	698,700
International Lease Finance Corp.:
2.224%, 6/15/2016		1,245,000	1,235,662
3.875%, 4/15/2018		1,370,000	1,287,800
4.625%, 4/15/2021		640,000	588,800
5.75%, 5/15/2016		205,000	210,665
6.25%, 5/15/2019		605,000	621,638
8.625%, 1/15/2022		565,000	649,750
8.75%, 3/15/2017		1,220,000	1,358,775
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		335,000	351,750
(REIT), 6.875%, 5/1/2021		550,000	583,000
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		305,000	315,675
144A, 5.875%, 3/15/2022		505,000	515,100

			25,731,970
Health Care 7.1%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		955,000	1,019,462
Bausch & Lomb, Inc., 9.875%, 11/1/2015		620,000	637,050
Biomet, Inc.:
6.5%, 8/1/2020		655,000	675,059
6.5%, 10/1/2020		185,000	184,538
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,160,000	2,192,400
7.125%, 7/15/2020		1,230,000	1,266,900
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		405,000	421,200
144A, 5.875%, 1/31/2022		355,000	373,638
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		235,000	246,750
144A, 6.5%, 9/15/2018		210,000	228,375
HCA, Inc.:
5.875%, 3/15/2022		500,000	513,125
6.5%, 2/15/2020		2,155,000	2,331,441
7.5%, 2/15/2022		1,615,000	1,788,612
7.875%, 2/15/2020		2,110,000	2,272,206
Hologic, Inc., 6.25%, 8/1/2020		385,000	399,197
IMS Health, Inc., 144A, 6.0%, 11/1/2020		465,000	473,138
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		295,000	324,500
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		325,000	333,125
STHI Holding Corp., 144A, 8.0%, 3/15/2018		325,000	351,000
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		750,000	688,125
144A, 4.5%, 4/1/2021		90,000	83,925
6.25%, 11/1/2018		975,000	1,026,187
VPII Escrow Corp., 144A, 6.75%, 8/15/2018 (b)		915,000	937,875

			18,767,828
Industrials 11.2%
Accuride Corp., 9.5%, 8/1/2018		1,520,000	1,546,600
Aguila 3 SA, 144A, 7.875%, 1/31/2018		920,000	947,600
Air Lease Corp.:
4.75%, 3/1/2020		535,000	516,275
6.125%, 4/1/2017		850,000	879,750
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		185,000	189,625
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		817,000	849,680
BE Aerospace, Inc., 6.875%, 10/1/2020		6,910,000	7,462,800
Belden, Inc., 144A, 5.5%, 9/1/2022		660,000	648,450
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		815,000	808,887
144A, 6.125%, 1/15/2023		530,000	526,025
Casella Waste Systems, Inc., 7.75%, 2/15/2019		820,000	779,000
Clean Harbors, Inc., 5.125%, 6/1/2021		475,000	478,563
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		270,000	259,200
Ducommun, Inc., 9.75%, 7/15/2018		320,000	349,600
DynCorp International, Inc., 10.375%, 7/1/2017		1,500,000	1,507,500
Florida East Coast Railway Corp., 8.125%, 2/1/2017		435,000	460,013
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022		375,000	379,688
Garda World Security Corp., 144A, 9.75%, 3/15/2017		50,000	52,040
GenCorp, Inc., 144A, 7.125%, 3/15/2021		1,340,000	1,386,900
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		535,000	571,781
7.125%, 3/15/2021		110,000	118,250
Interline Brands, Inc., 7.5%, 11/15/2018		200,000	210,000
Iron Mountain, Inc., 5.75%, 8/15/2024		460,000	431,250
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		725,000	754,000
Meritor, Inc., 6.75%, 6/15/2021		375,000	358,125
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		420,000	397,950
8.875%, 11/1/2017		1,035,000	1,071,225
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		100,000	107,250
Ply Gem Industries, Inc., 9.375%, 4/15/2017		96,000	101,520
Rexel SA, 144A, 5.25%, 6/15/2020		490,000	488,775
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		955,000	993,200
Titan International, Inc., 144A, 7.875%, 10/1/2017		240,000	252,000
TransDigm, Inc., 144A, 7.5%, 7/15/2021 (b)		680,000	695,300
U.S. Airways Group, Inc., 6.125%, 6/1/2018		470,000	444,150
United Rentals North America, Inc.:
5.75%, 7/15/2018		690,000	724,500
6.125%, 6/15/2023		45,000	44,775
7.375%, 5/15/2020		565,000	603,137
7.625%, 4/15/2022		565,000	611,612
Watco Companies LLC, 144A, 6.375%, 4/1/2023		275,000	273,625
Welltec AS, 144A, 8.0%, 2/1/2019		200,000	208,000

			29,488,621
Information Technology 6.6%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		470,000	484,100
CDW LLC, 8.5%, 4/1/2019		3,210,000	3,450,750
CyrusOne LP, 144A, 6.375%, 11/15/2022		185,000	189,625
eAccess Ltd., 144A, 8.25%, 4/1/2018		315,000	344,925
EarthLink, Inc., 144A, 7.375%, 6/1/2020		470,000	451,200
Equinix, Inc.:
4.875%, 4/1/2020		480,000	470,400
5.375%, 4/1/2023		1,275,000	1,249,500
7.0%, 7/15/2021		440,000	477,400
First Data Corp.:
144A, 6.75%, 11/1/2020		1,305,000	1,327,837
144A, 7.375%, 6/15/2019		475,000	488,063
144A, 10.625%, 6/15/2021		740,000	730,750
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,275,000	1,373,812
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		850,000	901,000
7.625%, 6/15/2021		435,000	462,188
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		355,000	335,475
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	3,881,250
NXP BV, 144A, 3.75%, 6/1/2018		640,000	627,200

			17,245,475
Materials 9.2%
APERAM:
144A, 7.375%, 4/1/2016		155,000	150,350
144A, 7.75%, 4/1/2018		210,000	199,500
Ashland, Inc., 144A, 3.875%, 4/15/2018		270,000	267,300
Axiall Corp., 144A, 4.875%, 5/15/2023		110,000	104,500
Berry Plastics Corp., 9.75%, 1/15/2021		1,290,000	1,457,700
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		270,000	274,050
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		570,000	547,200
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		375,000	382,500
Crown Americas LLC, 6.25%, 2/1/2021		105,000	111,300
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		225,000	216,000
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		3,055,000	2,902,250
144A, 9.875%, 6/15/2015		195,000	150,150
Exopack Holding Corp., 10.0%, 6/1/2018		435,000	440,438
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		220,000	235,730
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017		605,000	588,363
144A, 6.875%, 4/1/2022		125,000	121,250
144A, 7.0%, 11/1/2015		635,000	641,350
144A, 8.25%, 11/1/2019		520,000	535,600
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		1,035,000	991,012
144A, 8.75%, 6/1/2020		610,000	623,725
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		175,000	174,563
8.875%, 2/1/2018		1,240,000	1,264,800
Huntsman International LLC:
4.875%, 11/15/2020		420,000	414,750
8.625%, 3/15/2020		585,000	636,187
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		555,000	468,975
Kaiser Aluminum Corp., 8.25%, 6/1/2020		490,000	542,675
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,180,000	1,197,700
LyondellBasell Industries NV, 6.0%, 11/15/2021		200,000	224,741
Novelis, Inc.:
8.375%, 12/15/2017		1,595,000	1,690,700
8.75%, 12/15/2020		3,040,000	3,260,400
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		610,000	616,100
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	400,000
Polymer Group, Inc., 7.75%, 2/1/2019		590,000	613,600
PolyOne Corp., 144A, 5.25%, 3/15/2023		1,010,000	994,850
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021		285,000	285,000
Sealed Air Corp., 144A, 5.25%, 4/1/2023		90,000	87,525
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		470,000	442,975

			24,255,809
Telecommunication Services 25.5%
Altice Financing SA, 144A, 7.875%, 12/15/2019		420,000	438,900
Altice Finco SA, 144A, 9.875%, 12/15/2020		420,000	449,400
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		180,000	181,800
Cincinnati Bell, Inc., 8.25%, 10/15/2017		5,575,000	5,811,937
CPI International, Inc., 8.0%, 2/15/2018		500,000	515,000
Cricket Communications, Inc., 7.75%, 10/15/2020		4,005,000	3,844,800
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		755,000	781,425
144A, 10.5%, 4/15/2018		1,170,000	1,240,200
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	202,000
144A, 8.25%, 9/1/2017		835,000	868,400
Frontier Communications Corp.:
7.125%, 1/15/2023		2,450,000	2,437,750
7.625%, 4/15/2024		195,000	195,488
8.5%, 4/15/2020		1,900,000	2,094,750
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		1,195,000	1,123,300
144A, 6.625%, 12/15/2022		470,000	455,900
7.25%, 10/15/2020		5,905,000	6,200,250
7.5%, 4/1/2021		2,135,000	2,241,750
8.5%, 11/1/2019		1,100,000	1,185,250
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		1,185,000	1,196,850
144A, 8.125%, 6/1/2023		185,000	191,013
Level 3 Communications, Inc., 8.875%, 6/1/2019		55,000	57,200
Level 3 Financing, Inc.:
7.0%, 6/1/2020		710,000	708,225
8.125%, 7/1/2019		375,000	393,750
8.625%, 7/15/2020		295,000	314,175
Lynx I Corp., 144A, 5.375%, 4/15/2021		200,000	201,000
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		2,200,000	2,282,500
144A, 6.625%, 4/1/2023		470,000	478,225
7.875%, 9/1/2018		835,000	889,275
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,380,000	1,311,359
NII Capital Corp., 7.625%, 4/1/2021		290,000	225,475
Pacnet Ltd., 144A, 9.25%, 11/9/2015		401,000	401,000
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		200,000	220,000
SBA Communications Corp., 144A, 5.625%, 10/1/2019		370,000	366,300
Sprint Nextel Corp.:
6.0%, 12/1/2016		3,710,000	3,914,050
6.0%, 11/15/2022		630,000	617,400
9.125%, 3/1/2017		295,000	339,250
Syniverse Holdings, Inc., 9.125%, 1/15/2019		255,000	272,213
Telesat Canada, 144A, 6.0%, 5/15/2017		4,185,000	4,268,700
tw telecom holdings, Inc., 5.375%, 10/1/2022		520,000	516,100
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,710,000	2,804,850
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		405,000	428,287
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		405,000	419,175
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		375,000	372,187
144A, 7.25%, 2/15/2018		685,000	690,137
Windstream Corp.:
6.375%, 8/1/2023		450,000	420,750
7.5%, 6/1/2022		315,000	321,300
7.5%, 4/1/2023		160,000	162,400
7.75%, 10/15/2020		355,000	367,425
7.75%, 10/1/2021		625,000	646,875
8.125%, 9/1/2018		10,500,000	11,182,500

			67,248,246
Utilities 5.0%
AES Corp.:
4.875%, 5/15/2023		190,000	177,175
7.75%, 10/15/2015		1,085,000	1,196,213
8.0%, 10/15/2017		2,200,000	2,475,000
Calpine Corp., 144A, 7.875%, 7/31/2020		3,350,000	3,634,750
DPL, Inc., 6.5%, 10/15/2016		2,395,000	2,502,775
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		525,000	359,625
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		130,000	142,350
11.0%, 10/1/2021		990,000	1,061,775
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		1,290,000	1,328,700
NRG Energy, Inc., 7.625%, 1/15/2018		380,000	406,600

			13,284,963

Total Corporate Bonds (Cost $298,975,149)			304,975,351
Loan Participations and Assignments 20.6%
Senior Loans *
Consumer Discretionary 6.4%
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		794,000	800,094
Caesars Entertainment Operating Co., Term Loan B6, 5.443%, 1/26/2018		476,638	422,506
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		605,000	619,369
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		4,770,000	4,792,586
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		717,333	718,233
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		1,103,471	1,089,336
Term Loan B2, 4.25%, 8/7/2019		2,932,838	2,900,767
Tomkins LLC: Term Loan B2, 3.75%, 9/29/2016		4,116,955	4,140,113
First Lien Term Loan, 5.0%, 11/9/2018		691,525	696,711
Univision Communications, Inc., Term Loan, 4.5%, 3/2/2020		745,621	740,029

			16,919,744
Consumer Staples 2.7%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016		874,458	865,713
Term Loan B2, 4.75%, 3/21/2019		570,542	567,869
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018		1,887,486	1,884,343
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		3,240,000	3,243,499
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		558,600	556,087

			7,117,511
Energy 2.2%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		1,440,000	1,460,700
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		370,000	370,000
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		2,215,000	2,215,000
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		1,188,664	1,196,842

			5,242,542
Health Care 1.1%
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		1,280,341	1,274,100
Warner Chilcott Co., LLC Term Loan B2, 4.25%, 3/15/2018		70,799	70,969
Warner Chilcott Corp., Term Loan B1, 4.25%, 3/15/2018		755,637	757,458
WC Luxco S.a.r.l., Term Loan B3, 4.25%, 3/15/2018		414,858	415,857
WP Prism, Inc., Term Loan, 6.25%, 5/31/2018 (PIK)		500,000	501,665

			3,020,049
Industrials 1.1%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		823,775	836,132
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,950,200	1,947,762

			2,783,894
Information Technology 2.7%
First Data Corp.:
Term Loan, 4.193%, 3/24/2017		3,320,000	3,250,496
Term Loan B, 4.193%, 3/23/2018		3,987,082	3,896,814

			7,147,310
Telecommunication Services 3.8%
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		4,861,203	4,837,408
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		74,813	74,719
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		4,967,730	4,963,507

			9,875,634
Utilities 0.6%
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,662,449	1,649,117

Total Loan Participations and Assignments (Cost $53,637,251)			53,755,801

		Shares	Value ($)
Preferred Stock 0.3%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $722,594)		770	731,909
Cash Equivalents 3.2%
Central Cash Management Fund, 0.07% (c) (Cost $8,340,246)		8,340,246	8,340,246

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $361,675,240) †		139.8	367,803,307
Other Assets and Liabilities, Net		(39.8)	(104,345,684)

Net Assets		100.0	263,457,623

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2013.

†
The cost for federal income tax purposes was $361,675,240.  At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $6,128,067.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,109,810 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,981,743.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances. The Fund reserves against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans. At June 30, 2013,      the Fund had an unfunded loan commitment of $555,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)

Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	555,000	555,000	0

At June 30, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (d)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	705,0001	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	87,938	22,113	65,825
9/20/2012 12/20/2017	910,0002	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	113,169	60,503	52,666
Total unrealized appreciation					118,491

(d)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(e)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparty:
1	Credit Suisse
2	UBS AG

As of June 30, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	14,152	EUR	10,875	7/19/2013	5	Citigroup, Inc.
EUR	2,382,147	USD	3,176,342	7/19/2013	75,413	Citigroup, Inc.
Total unrealized appreciation					75,418

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Corporate Bonds	$—	$304,975,351	$—	$304,975,351
Loan Participations and Assignments	—	53,755,801	—	53,755,801
Preferred Stock	—	731,909	—	731,909
Short-Term Investments	8,340,246	—	—	8,340,246
Unfunded Loan Commitment	—	0	—	0
Derivatives(g)
Credit Default Swaps Contracts	—	118,491	—	118,491
Forward Foreign Currency Contracts	—	75,418	—	75,418
Total	$8,340,246	$359,656,970	$—	$367,997,216

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$118,491	$—
Foreign Exchange Contracts	$—	$75,418

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Opportunities Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013